Stock-Based Compensation - Cash Settled Units Activity (Details) - Cash Settled Units - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Settled Units Activity
Granted (in shares)	571,132	791,217
Vested (in shares)	377,506	129,549
Forfeited (in shares)	607,253	328,935